Statements of Operations - JPY (¥) ¥ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue:
Total revenue		¥ 544,690	¥ 784,403	¥ 559,521
Cost of revenue and operating expenses:
Selling, general and administrative expenses		892,048	870,385	897,965
Total cost of revenue and operating expenses		1,146,127	1,231,587	1,188,055
Operating loss		(601,437)	(447,184)	(628,534)
Other income (expense):
Interest income (expense)		(17,412)	(31,028)	245
Foreign exchange loss		(8,621)	(2,130)	(4,230)
Other non-operating income (expenses)		1,158	421	(1,437)
Total other expense		(24,875)	(32,737)	(5,422)
Net loss before tax		(626,312)	(479,921)	(633,956)
Income tax benefit (expense)
Net loss		¥ (626,312)	¥ (479,921)	¥ (633,956)
Net loss per share attributable to shareholders of the Company
Basic		¥ (683.34)	¥ (1,334.58)	¥ (2,685.19)
Diluted		¥ (683.34)	¥ (1,334.58)	¥ (2,685.19)
Weighted average stocks outstanding*
Basic	[1]	916,550	359,604	236,094
Diluted	[1]	916,550	359,604	236,094
Product [Member]
Revenue:
Total revenue		¥ 257,894	¥ 547,722	¥ 369,539
Cost of revenue and operating expenses:
Cost of revenue		225,927	341,136	272,458
Product Related Party [Member]
Revenue:
Total revenue		189,175	79,998	96,152
SaaS Maintenance and Others [Member]
Revenue:
Total revenue		77,563	156,683	93,830
Cost of revenue and operating expenses:
Cost of revenue		28,152	20,066	17,632
SaaS Maintenance And Others Related Party [Member]
Revenue:
Total revenue		¥ 20,058

[1]	Giving retroactive effect to the 1 for 60 sub-division effected on October 24, 2024 and the 30 for 1 reverse share split effected on January 26, 2026.